Equity	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
EQUITY

NOTE 13 - EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017	2018	2017
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.0 par value	160,000	80,000	75,932	19,179	160,000	80,000	20,924	5,292

2)	The ordinary shares confer upon their holders voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	Regarding increase of the authorized share capital of the Company see note 1(a).

b.	Share offering to the public and existing shareholders:

1)	On September 12, 2016, the Company closed a registered direct offering, pursuant to which the Company issued a total of 32,000 ADS representing a total of 640,000 ordinary shares, at a purchase price of USD 46 per ADS.

The immediate gross and net of issuance proceeds from such securities issuance aggregated to approximately USD 1.47 million and USD 1.30 million, respectively.

The Company issued to the co-placement agent on this offering warrants to purchase up to a total 990 ADSs representing 19,800 ordinary shares, with an exercise price of USD 57.5 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement.

The fair value of such warrants as was calculated by the Company amounted to USD 38 thousand.

2)	On December 6, 2016, the Company closed a registered direct offering, pursuant to which the Company issued a total of a total of 28,480 ADSs representing a total of 569,600 ordinary shares, at a purchase price of USD 26.8 per ADS, and warrants to purchase up to a total of 9,970 ADSs representing 199,400 ordinary shares, with an exercise price of USD 36 per ADS during the 5.5 years following the allotment.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 0.8 million and USD 0.6 million, respectively.

As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

As to the fair value of the said warrants as of December 31, 2018 see note 4(2).

The Company issued to the placement agent on this offering warrants to purchase up to a total 998 ADSs representing 19,960 ordinary shares, with an exercise price of USD 29.48 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism.

As part of the December 2016 offering, the Company issued to Roth Capital Partners and Maxim Group LLC, which served as the transaction bankers, warrants to purchase up to a total 499 ADSs representing 9,980 ordinary shares, with an exercise price of USD 36 per ADS during the 5.5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement.

The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 32 thousand.

3)	On March 29, 2017, the Company allotted in a public issue, a total of 4,898,570 ordinary shares of the Company, warrants A for the purchase up to a total 535,730 ADSs representing 10,714,600 shares, with an exercise price of USD 14 per ADS during the 5 years following the allotment and warrants B for the purchase up to a total 290,786 ADSs representing 5,815,720 shares, with an exercise price of USD 0.05 per ADS.

Warrants A and warrants B may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement.

In addition, the Company issued to the placement agent on this offering warrants to purchase up to a total 37,501 ADSs representing 750,020 ordinary shares, with an exercise price of USD 17.5 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as calculated by the Company as of the date of grant amounted to USD 221 thousand.

As the warrants may be net share settled these warrants, other than the warrants issued to the placement, are classified as financial liabilities measured at fair value through profit or loss at each reporting period. The warrants are initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. Transaction costs allocated to the warrants are recognized immediately in profit or loss.

Unrecognized Day 1 loss is amortized over the expected life of the instrument. Any unrecognized Day 1 loss is immediately recognized in income statement if fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market.

Upon exercise, the carrying amount of the warrants (which is presented net of the related unrecognized Day loss, if any) is reclassified to equity with no impact on profit or loss.

Net proceeds from the issuance, net of cash issuance expenses, aggregated to approximately USD 6.5 million. Issuance expenses were attributed to equity and liability in proportion with the allocation of the proceeds.

During 2017 all warrants B were exercised. Accordingly, 5,815,720 ordinary shares of the Company were allotted.

The warrants A are presented as non-current liabilities, as cash settlement is not required.

4)	On November 28, 2017, the Company closed a registered direct offering, pursuant to which the Company issued a total of 202,500 ADSs representing a total of 4,050,000 ordinary shares, at a purchase price of USD 8 per ADS, and warrants to purchase up to a total of 101,251 ADSs representing 2,025,020 ordinary shares, with an exercise price of USD 9 per ADS during the 5.5 years following the allotment

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 1.6 million and USD 1.4 million, respectively.

As the warrants may be net share settled these warrants are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

As to the fair value of the said warrants as of December 31, 2018 see note 4(2).

To the placement agent on this offering the Company issued warrants to purchase up to an aggregate 14,177 ADSs representing 283,540 ordinary shares, with an exercise price of USD 10 per ADS during the 5 years following the allotment. The warrants may, under certain circumstances, also be exercised via a cashless exercise mechanism as defined in the agreement. The fair value of such warrants as was calculated by the Company as of the date of grant amounted to USD 46 thousand.

5)

On July 23, 2018, the Company completed a public offering with approximately USD 9.9.million gross proceeds, or USD 8.6 million net of issuance costs by issuing (a) 577,529 units at a price of USD 3.50 per unit, each unit consisting of (i) one ADS and (ii) one Warrant C to purchase one ADS for an exercise price of USD 3.50 per ADS for a period of five years (hereinafter - “Warrants C”), and (b) 2,260,145 pre-funded units at a price of USD 3.49 per unit, each unit consisting of (i) one pre-funded warrant to purchase one ADS for an exercise price of USD 0.01 per ADS with no time limitation, and (ii) one Warrant C.

As part of such public offering, the Company provided the underwriters an option exercisable within 30 days to purchase: (a) up to 425,651 additional ADSs for USD 3.50 per ADS and (b) up to 425,651 Warrants C for USD 0.01 per warrant. The underwriters exercised only the latter option.

The Company was also obligated to issue the underwriters 198,637 warrants to purchase 198,637 ADSs for an exercise price of USD 4.375 per ADS for a period of five years once the Company increases its authorized share capital. The fair value of such warrants as calculated by the Company as of the grant date amounted to USD 375 thousand.

During 2018 all pre-funded warrants were exercised. Accordingly, 45,202,900 ordinary shares of the Company were allotted.

Warrants C may, under certain circumstances, be exercised via a cashless exercise mechanism as defined in the warrant agreement. In addition, the number of warrants outstanding will be adjusted for certain events specified in the warrant agreement. As such warrants C are classified as financial liabilities measured at fair value through profit or loss at each reporting period.

Accordingly, warrants C were initially recognized at fair value. The difference between the fair value of warrants C at initial recognition and the transaction price (“Day 1 Loss”) at the sum of $149 thousand was immediately recognized in the income statement.

The pre funded warrants are initially recognized at fair value adjusted to defer Day 1 Loss. Unrecognized Day 1 Loss was amortized on a straight line basis over of a period of approximately 30 days. Upon exercise, the carrying amount of the pre funded warrants (which is presented net of the related unrecognized Day 1 Loss, if any) is reclassified to equity. As a result, during the third quarter of 2018 the Company recognized Day 1 Loss related to the pre funded warrants in an amount of $441 thousand. Furthermore, during the third quarter of 2018, all pre funded warrants were exercised.

Issuance cost were attributed to equity and liability components in proportion with the allocation of the proceeds, amounting to USD 319 thousand and USD 1,565 thousand, respectively. Issuance cost attributed to the equity component were charged directly as a reduction to equity while those attributed to liability components were charged directly to profit or loss.

In the event of a fundamental transaction as defined in the warrant C agreement (other than a fundamental transaction not approved by the Company’s board of directors), the Company or any successor entity shall at the option of the holder of warrants C, exercisable at any time concurrently with, or within 30 days after, the consummation of the fundamental transaction, purchase such warrants from their holder by paying an amount of cash equal to the Black Scholes value of the remaining unexercised portion of the warrant Cs on the date of the consummation of such fundamental transaction .The Black Scholes value of the said warrants as of December 31, 2018, amounted to USD 4.8 million. As of December 31, 2018, the Company believes that no event that constitutes a fundamental transaction has occurred.

c.	Share based payments (not include warrants as described above):

1)	In August 2013, our board of directors approved and adopted our 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and our U.S. Subsidiary. The Plan provides for awards to be issued at the determination of our board of directors in accordance with applicable law.

2)	The following are the grants of options to employees and other service providers:

Date of grant	Number of options granted	exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2018	Number of options exercisable at 31, December 2018	Expiration date
July 2014 (***)	(*)310,000	(**)0.537	56	310,000	310,000	July 17, 2020
July 2014 (***)	3,070,000	(**)0.537	554	1,330,000	1,330,000	July 17, 2020
December 2015 (****)	(*)157,500	2.05	116	157,500	118,125	December 29, 2021
December 2015 (****)	664,800	2.05	491	251,300	188,475	December 29, 2021
October 2017 (****)	(*)4,000,000	0.162	167	1,750,000	437,500	October 17, 2023
October 2017 (****)	7,630,000	0.162	942	7,630,000	1,907,500	October 17, 2023
January 2019 (*****)	(*)3,000,000	0.59	947	3,000,000	250,000	January 9, 2025
Total	18,832,300			14,428,800	4,541,600

(*)	Granted to related parties.
(**)	Linked to the CPI as set out in the option allotment plan.
(***)	Each 100 options is exercisable into 1 ordinary share.
(****)	Each 10 options is exercisable into 1 ordinary share.
(*****)	Each 1 option is exercisable into 1 ordinary share.

On January 10, 2019, the Company entered into a separation agreement with CEO. According to the agreement all options granted to CEO will be deemed vested on February 28, 2019 and will expired on May 31, 2019.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109	1.62	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947	0.506	None	74%	1.45%	will vest in 12 equal quarterly installments over a three-year period commencing October 1, 2018	6 years

3)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	18,308,800	5.80	8,722,500	46.92	10,459,800	48.01
Granted	3,000,000	0.59	11,630,000	1.62	-	-
Forfeited	-	-	(801,064)	35.16	(302,500)	64.49
Expired	(6,880,000)	15.16	(1,242,636)	37.44	(1,434,800)	50.90
Outstanding at year end	14,428,800	1.25	18,308,800	5.80	8,722,500	46.92
Exercisable at year end	4,541,600	3.83	6,064,400	61.09	7,208,542	63.17

4)	The amounts of expenses that were recorded for options to employees and other service providers in the reported years are USD 157 thousand, USD 64 thousand and USD 104 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.

5)	The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.